Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total For PEO	Compensation Actually Paid (“CAP”) to PEO	SCT Total For PEO	CAP to PEO	SCT Total For PEO	CAP to PEO	Average SCT Total For Non-PEO NEOs (3)	Average CAP To Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on TSR of:		Net Income	Adjusted EBITDA(6)
	Thomas S. Lam, M.D., M.P.H (1)(2)		Brandon K. Sim, M.S.(1)(2)		Kenneth Sim, M.D.(1)(2)				ASTH(4)	S&P 500 Healthcare Index(4)(5)	(In millions)
2023	$5,217,562	$4,314,127	$14,311,250	$13,561,755	$—	$—	$3,827,960	$3,356,039	$208	$143	$58	$147
2022	$1,487,709	$(5,920,199)	$15,302,775	$997,261	$—	$—	$1,667,352	$(574,925)	$161	$140	$46	$140
2021	$6,857,194	$16,090,110	$9,006,157	$15,536,119	$6,863,527	$16,096,441	$688,309	$1,155,454	$399	$143	$46	$134
2020	$2,515,142	$2,412,546	$—	$—	$2,521,773	$2,419,178	$685,422	$695,307	$99	$113	$122	$103

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEOs shown in the table above for each applicable fiscal year are as follows:

Year	PEOs
2023	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2022	Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2021	Kenneth Sim, M.D., Thomas Lam, M.D., M.P.H and Brandon K. Sim, M.S.
2020	Kenneth Sim, M.D. and Thomas Lam, M.D., M.P.H
The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:

Year	Non-PEO NEOs
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.
2020	Eric Chin, Brandon K. Sim M.S., Adrian Vazquez, M.D., and Albert Young, M.D., M.P.H.

Peer Group Issuers, Footnote	The peer group of the listed fiscal year consists of the S&P 500 Healthcare Index.
Adjustment To PEO Compensation, Footnote	As the valuation methods for compensation actually paid ("CAP") required by the SEC differ from those required in the Summary Compensation Table ("SCT"), the table below provides a reconciliation of the SCT amounts to the CAP amounts in the Pay Versus Performance table for the PEOs and Non-PEO NEOs for each of the last four fiscal years.

	PEO #1 Thomas S. Lam, M.D., M.P.H.
	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$5,217,562	$1,487,709	$6,857,194	$2,515,142
Less, Value of Stock & Option Awards Reported in SCT(1)	(3,253,500)	—	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	2,298,000	—	5,875,821	1,486,990
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	171,330	(3,852,379)	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	(119,265)	(3,555,529)	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—

Compensation Actually Paid	$4,314,127	$(5,920,199)	$16,090,110	$2,412,546

	PEO #2 Brandon K. Sim, M.S.
	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$14,311,250	$15,302,775	$9,006,157
Less, Value of Stock & Option Awards Reported in SCT(1)	(12,499,943)	(13,567,843)	(7,816,831)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	9,243,092	6,778,744	13,976,639
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	1,821,347	(5,032,202)	—
Plus, FMV of Awards Granted this Year That Vested this Year	527,597	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	158,412	(2,484,213)	370,154
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—

Compensation Actually Paid	$13,561,755	$997,261	$15,536,119

	PEO #3 Kenneth Sim, M.D.
	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,863,527	$2,521,773
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	5,875,819	1,486,991
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—

Compensation Actually Paid	$16,096,441	$2,419,178

Non-PEO NEO Average Total Compensation Amount	$ 3,827,960	$ 1,667,352	$ 688,309	$ 685,422
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,356,039	(574,925)	1,155,454	695,307
Adjustment to Non-PEO NEO Compensation Footnote	As the valuation methods for compensation actually paid ("CAP") required by the SEC differ from those required in the Summary Compensation Table ("SCT"), the table below provides a reconciliation of the SCT amounts to the CAP amounts in the Pay Versus Performance table for the PEOs and Non-PEO NEOs for each of the last four fiscal years.

	Average NEOs
	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$3,827,960	$1,667,352	$688,309	$685,422
Less, Value of Stock & Option Awards Reported in SCT(1)	(2,617,300)	(880,452)	(205,730)	(204,895)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	1,818,867	524,690	652,802	107,514
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	180,624	(956,215)	17,308	—
Plus, FMV of Awards Granted this Year That Vested this Year	155,544	77,967	—	107,266
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested this year	(9,656)	(1,008,267)	2,765	—
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest this year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—

Compensation Actually Paid	$3,356,039	$(574,925)	$1,155,454	$695,307

(1)Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our Common Stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s Common Stock.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial
Performance Measures
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 208	161	399	99
Peer Group Total Shareholder Return Amount	143	140	143	113
Net Income (Loss)	$ 58,000,000	$ 46,000,000	$ 46,000,000	$ 122,000,000
Company Selected Measure Amount	147,000,000	140,000,000	134,000,000	103,000,000
Additional 402(v) Disclosure	Pursuant to the SEC rules, total stockholder return, or TSR, reflects an initial investment of $100 on December 31, 2019.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The company selected measure is Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Thomas Lam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,217,562	$ 1,487,709	$ 6,857,194	$ 2,515,142
PEO Actually Paid Compensation Amount	$ 4,314,127	$ (5,920,199)	$ 16,090,110	$ 2,412,546
PEO Name	Thomas Lam	Thomas Lam	Thomas Lam	Thomas Lam
Brandon Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,311,250	$ 15,302,775	$ 9,006,157	$ 0
PEO Actually Paid Compensation Amount	$ 13,561,755	$ 997,261	$ 15,536,119	0
PEO Name	Brandon K. Sim	Brandon K. Sim	Brandon K. Sim
Kenneth Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,863,527	2,521,773
PEO Actually Paid Compensation Amount			$ 16,096,441	$ 2,419,178
PEO Name			Kenneth Sim	Kenneth Sim
PEO | Thomas Lam [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,253,500)	$ 0	$ (5,777,307)	$ (1,450,003)
PEO | Thomas Lam [Member] | Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,298,000	0	5,875,821	1,486,990
PEO | Thomas Lam [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,330	(3,852,379)	4,920,552	(67,429)
PEO | Thomas Lam [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Thomas Lam [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,265)	(3,555,529)	4,213,850	(72,154)
PEO | Thomas Lam [Member] | Equity wards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Thomas Lam [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Brandon Sim [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,499,943)	(13,567,843)	(7,816,831)
PEO | Brandon Sim [Member] | Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,243,092	6,778,744	13,976,639
PEO | Brandon Sim [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,821,347	(5,032,202)	0
PEO | Brandon Sim [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,597	0	0
PEO | Brandon Sim [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,412	(2,484,213)	370,154
PEO | Brandon Sim [Member] | Equity wards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Brandon Sim [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Kenneth Sim [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,777,307)	(1,450,003)
PEO | Kenneth Sim [Member] | Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,875,819	1,486,991
PEO | Kenneth Sim [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,920,552	(67,429)
PEO | Kenneth Sim [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Kenneth Sim [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,213,850	(72,154)
PEO | Kenneth Sim [Member] | Equity wards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Kenneth Sim [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,617,300)	(880,452)	(205,730)	(204,895)
Non-PEO NEO | Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,818,867	524,690	652,802	107,514
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,624	(956,215)	17,308	0
Non-PEO NEO | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,544	77,967	0	107,266
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,656)	(1,008,267)	2,765	0
Non-PEO NEO | Equity wards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0